Consolidated Statements of Profit or Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 24,661,772	$ 3,562,398	¥ 19,133,575	¥ 18,046,349
Cost of sales	(20,594,125)	(2,974,825)	(16,315,074)	(15,502,876)
Gross profit	4,067,647	587,573	2,818,501	2,543,473
Other operating income	446,067	64,434	587,256	469,300
Other operating expenses	(120)	(17)	(11,598)	(26,938)
Research and development expenses	(1,351,607)	(195,240)	(984,659)	(876,578)
Selling, general and administrative expenses	(2,071,102)	(299,171)	(1,812,526)	(1,499,808)
Operating profit	1,090,885	157,579	596,974	609,449
Finance costs	(61,765)	(8,922)	(77,982)	(100,175)
Share of results of associates, net of tax	(5)	(1)	(5)	(5)
Share of results of joint ventures, net of tax	111,068	16,044	101,553	62,083
Profit before tax	1,140,183	164,700	620,540	571,352
Income tax expense	(329,682)	(47,623)	(128,798)	(148,496)
Profit for the year	810,501	117,077	491,742	422,856
Attributable to:
Equity holders of the Company	537,390	77,626	323,055	285,518
Non-controlling interests	273,111	39,451	168,687	137,338
Profit for the year	¥ 810,501	$ 117,077	¥ 491,742	¥ 422,856
Earnings per share (dollar per share)
- Basic | (per share)	¥ 14.32	$ 2.07	¥ 8.21	¥ 6.99
- Diluted | (per share)	¥ 14.32	$ 2.07	¥ 8.21	¥ 6.99